STATUTORY RESERVES AND RESTRICTED NET ASSETS (Details) - CNY (¥) ¥ in Thousands	Jun. 30, 2021	Dec. 31, 2020
STATUTORY RESERVES AND RESTRICTED NET ASSETS
Minimum percentage of after-tax profit transferred by PRC subsidiaries to general reserve fund (as a percent)	10.00%	10.00%
Maximum percentage criteria for appropriation of after-tax profit of PRC subsidiaries to general reserve fund (as a percent)	50.00%	50.00%
Restricted net assets		¥ 2,779,965